SUBSEQUENT EVENT (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	Sep. 04, 2025	Aug. 28, 2025	Jul. 31, 2025	Jul. 31, 2025	Sep. 09, 2025
Subsequent Event [Line Items]
Outstanding balance				$ 350,000
Promissory Note [Member] | Subsequent Event [Member] | Greenland Exploration Limited [Member]
Subsequent Event [Line Items]
Loan payable	$ 100,000	$ 160,000	$ 15,000	$ 15,000	$ 100,000
Outstanding balance	$ 100,000	$ 160,000	$ 15,000